OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of operating segments [abstract]
Results by segment

			Defense
	Civil Aviation		and Security		Healthcare			Total
	2022	2021	2022	2021	2022	2021	2022	2021
External revenue	$1,617.8	$1,412.9	$1,602.1	$1,217.1	$151.4	$351.9	$3,371.3	$2,981.9
Depreciation and amortization	224.1	242.9	73.4	54.3	13.0	22.3	310.5	319.5
Impairment of non-financial assets – net	34.5	119.9	3.0	43.2	4.3	8.6	41.8	171.7
Share of after-tax profit (loss) of equity accounted investees	42.1	5.2	6.4	(2.5)	—	—	48.5	2.7
Operating income	224.1	6.5	56.0	15.5	4.1	26.4	284.2	48.4
Adjusted segment operating income	314.7	164.3	119.2	87.0	10.6	29.3	444.5	280.6

Reconciliation of adjusted segment operating income is as follows:

			Defense
	Civil Aviation		and Security		Healthcare			Total
	2022	2021	2022	2021	2022	2021	2022	2021
Operating income	$224.1	$6.5	$56.0	$15.5	$4.1	$26.4	$284.2	$48.4
Restructuring, integration and acquisition costs (Note 6)	79.0	76.1	61.4	45.0	6.5	2.9	146.9	124.0
Cloud computing transition adjustment (Note 5)	11.6	—	1.8	—	—	—	13.4	—
Impairments and other gains and losses incurred
in relation to the COVID-19 pandemic	—	81.7	—	26.5	—	—	—	108.2
Adjusted segment operating income	$314.7	$164.3	$119.2	$87.0	$10.6	$29.3	$444.5	$280.6

Capital expenditures by segment, which consist of additions to property, plant and equipment and intangible assets (excluding those acquired in business combinations), are as follows:

	2022	2021
Civil Aviation	$300.7	$116.7
Defense and Security	46.5	27.5
Healthcare	15.6	19.4
Total capital expenditures	$362.8	$163.6

Assets and liabilities employed by segment are reconciled to total assets and liabilities as follows:

	2022	2021
Assets employed
Civil Aviation	$5,269.6	$4,847.5
Defense and Security	3,163.1	1,561.9
Healthcare	269.2	250.2
Assets not included in assets employed	876.9	2,088.8
Total assets	$9,578.8	$8,748.4
Liabilities employed
Civil Aviation	$1,012.7	$1,039.4
Defense and Security	824.8	540.5
Healthcare	64.9	159.3
Liabilities not included in liabilities employed	3,589.8	3,796.4
Total liabilities	$5,492.2	$5,535.6

Products and services information
The Company's revenue from external customers for its products and services are as follows:

	2022	2021
Products	$1,403.6	$1,359.7
Training and services	1,967.7	1,622.2
Total external revenue	$3,371.3	$2,981.9

Geographic information
The Company markets its products and services globally. Revenues are attributed to geographical regions based on the location of customers. Non-current assets other than financial instruments and deferred tax assets are attributed to geographical regions based on the location of the assets, excluding goodwill. Goodwill is presented by geographical regions based on the Company’s allocation of the related purchase price.

	2022	2021
External revenue
Canada	$366.8	$455.9
United States	1,682.5	1,324.2
United Kingdom	208.5	137.7
Rest of Americas	78.4	55.0
Europe	473.4	553.2
Asia	472.2	381.4
Oceania and Africa	89.5	74.5
	$3,371.3	$2,981.9

	2022	2021
Non-current assets other than financial instruments and deferred tax assets
Canada	$1,570.8	$1,459.1
United States	3,554.2	1,571.1
United Kingdom	370.4	358.8
Rest of Americas	177.0	205.6
Europe	916.3	906.2
Asia	498.1	501.6
Oceania and Africa	79.5	81.8
	$7,166.3	$5,084.2